AMOUNTS COMMITTED ON ACQUISITION (Details) - USD ($) $ in Thousands	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration		$ 11,277	$ 18,811
Roto Sports, Inc.
Asset Acquisitions and Business Combinations [Line Items]
Deferred consideration		300
Freebets.com
Asset Acquisitions and Business Combinations [Line Items]
Fixed consideration payable		7,325
Deferred consideration	$ 5	$ 3,652
Deferred consideration, term	1 year